PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2025	December 31, 2024

Vehicle	$58,443	$58,443
Equipment	50,000	50,000
Construction in progress	40,987	38,155

Total property and equipment	149,430	146,598
Less: accumulated depreciation	(58,262)	(51,173)

TOTAL PROPERTY AND EQUIPMENT, NET	$91,168	$95,425

For the three months ended March 31, 2025 and 2024, total depreciation expense was $7,089 and $7,096, respectively.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)